Segmentation - Summary of the Amount of Revenue from External Customers (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Revenue From External Customers [Line Items]
Revenue	€ 86,291	€ 44,249	€ 25,822
The Netherlands
Disclosure of Revenue From External Customers [Line Items]
Revenue	29,689	16,369	11,447
Belgium
Disclosure of Revenue From External Customers [Line Items]
Revenue	4,358	2,874	1,184
Germany
Disclosure of Revenue From External Customers [Line Items]
Revenue	14,477	13,465	12,668
France
Disclosure of Revenue From External Customers [Line Items]
Revenue	32,098	8,285	55
Other
Disclosure of Revenue From External Customers [Line Items]
Revenue	€ 5,669	€ 3,256	€ 468